Income Taxes (Details) - Schedule of components of deferred liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax liabilities
Intangible assets acquired through acquisition	¥ 58,746	$ 9,219	¥ 59,729
Total	¥ 58,746	$ 9,219	¥ 59,729